SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Revenues From Sales To Unaffiliated Customers) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments | item	1
Revenues	$ 285,583	$ 343,874	$ 332,033
Property and equipment	34,865	33,613
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,474	41,384	39,498
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	42,439	38,919	45,448
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,614	23,690	12,111
Asia-Pacific and Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	53,948	47,320	44,983
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	49,748	131,201	130,042
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	71,360	61,360	$ 59,951
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	29,165	28,494
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 5,700	$ 5,119